LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Provisions for Unearned Premiums (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions for unearned premiums
Gross provision at 1 January	£ 330	£ 333
Change in provision for unearned premiums charged to income statement	(18)	(3)
Gross provision at 31 December	312	330
Reinsurers’ share	(16)	(14)
Net provision at 31 December	296	316
Increase in the year
Provisions for unearned premiums
Change in the year	624	655
Release in the year
Provisions for unearned premiums
Change in the year	£ (642)	£ (658)